25. Shareholders' equity	12 Months Ended
Dec. 31, 2019
Changes in equity [abstract]
Shareholders' equity
25.	Shareholders’ equity
a.	Capital stock

Common shares and preferred shares are classified as equity.

The subscribed and paid-up capital as of December 31, 2019 is represented by 267,997 (266,845 as of December 31, 2018) in thousands of registered shares with no par value, of which 99,680 in thousands of common shares (99,680 as of December 31, 2018) and 168,317 in thousands of preferred shares (167,165 as of December 31, 2018).

The Company is authorized to increase its capital stock up to the limit of 400,000 shares, regardless of any amendment to the Company’s Bylaws, upon resolution of the Board of Directors.

At the Board of Directors’ Meetings held on February 20, 2019, May 7, 2019, June 24, 2019 and July 24, 2019, it was approved a capital increase of R$32 (R$3 at December 31, 2018) through the issuance of 1,152 thousands preferred shares (265 thousands of preferred shares at December 31,2018). At December 31, 2019, the capital stock is R$6,857 (R$6,825 at December 31, 2018).

b.	Share rights

Preferred shares do not have voting rights, assuring to its owners the following rights and advantages: (i) preference in the redemption of capital in the case of liquidation, (ii) preference in the annual minimum dividend payment in the amount of R$0.08 per share, non-cumulative; (iii) entitled to an additional 10% dividend payment over dividends on common shares, including for the purposes of the calculation the amount paid in (ii) above. As per note 1.2, Company converted the totality of the preferred shares to common shares as part of the migration to Novo Mercado, which gives equal right of dividends and voting, and additional requests of governance for the Company, including, composition of the Board of Directors, tag along rights, minimum percentage of floating, requests to definition of policies, among others.

When any related party purchases shares of the Company’s equity share capital (treasury shares), the remuneration paid, including any directly attributable incremental costs, is deducted from equity, and are recorded as treasury shares until the shares are cancelled or reissued. When these shares are subsequently reissued, any remuneration received, net of any directly attributable incremental transaction costs is included in equity. No gain or loss is recognized on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

c.	Earnings reserve
(i)	Legal reserve: corresponds to appropriations of 5% of net income of each year, limited to 20% of the capital.
(ii)	Expansion reserve: corresponds to appropriations of the amount determined by shareholders to reserve funds to finance additional fixed and working capital investment through the allocation of up to 100% of the net income remaining after the appropriations determined by law and supported by capital budget, approved at shareholders’ meeting.
d.	Stock options

It recognizes the expenses associated to the group of executives’ share-based payments in accordance with IFRS 2 – Share-based payment.

Employees and senior executives of the Company and its subsidiaries may receive compensation in the form of share-based payment, whereby employees render services in exchange for equity instruments (“equity-settled transactions”).

The Group calculates compensation expense in relation to share based payments based on the fair value of the awards at the grant date. Estimating of the volatility and dividend return awards requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires a definition of the most appropriate information for the valuation model, including the expected useful life of the stock options, volatility and dividend yield, as well as making assumptions about them.

The cost of equity-settled transactions is recognized as an expense for the year, together with a corresponding increase in shareholders' equity, over the period in which the performance and / or service provision conditions are met. Accumulated expenses recognized in relation to equity instruments at each reporting date until the vesting date reflect the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

The expense or reversal of expenses for each year represents the change in the accumulated expenses recognized at the beginning and end of the year. No expenses is recognized for services that have not completed the vesting period, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vested irrespective of whether or not the market or non-vesting condition is met, provided that all other performance and / or service provision conditions are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction or is otherwise beneficial to the employee, as measured on the date of modification.

When an equity instrument is cancelled, it is treated as fully vested on the date of cancellation, and any unrecognized expenses related to the premium are immediately recognized in profit or loss for the year. This includes any premium whose non-vesting conditions within the control of either the Company or the employee are not met. However, if the canceled plan is replaced by another plan and designated as a replacement grants on the grant date, the cancelled grant and the new plan are treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations of equity-settled transactions are treated equally.

The dilutive effect of outstanding options is reflected as an additional share dilution in the calculation of diluted earnings per share.

The following describes the Stock Option Plans on December 31, 2019.

Compensation Plan

The Compensation Plan is managed by the Board of Directors, who has assigned to the Human Resources and the Compensation Committee the responsibility to grant the options and act as an advisory in managing the Compensation Plan (the "Committee").

Committee members meet to decide on the grant of options and Compensation Plan series or whenever necessary. Each series of the options granted are assigned the letter "B" followed by number. For the year ended December 31, 2019, the B4, B5 and B6 Series of the Compensation Plan were granted.

Options granted to a participant vest on a period of 36 (thirty six) months from the date of grant ("Grace Period"), except with formal authorization by the Company, and may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the Exercise Period.

The exercise price of each stock option granted under the Compensation Plan should correspond to R$0.01 (one cent) ("Exercise Price").

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, in the tenth (10th) day preceding the date of acquisition of the shares.

The participants are precluded for a period of 180 (one hundred and eighty) days from the date of acquisition of the shares, directly or indirectly, sell, assign, exchange, dispose of, transfer, grant to the capital of another company, grant option, or even celebrate any act or agreement which results or may result in the sale, directly or indirectly, costly or free, all or any of the shares acquired by the exercise of the purchase option under the option Plan.

The Group withholds any applicable tax under Brazilian tax law, less the number of shares delivered to the participant amount equivalent to taxes withheld.

Option Plan

The Stock Option Plan is managed by the Board of Directors, who assigns to Human Resources and the Compensation Committee the responsibility to grant options and to provide advice in managing the Stock Option Plan (the "Committee").

Committee members meet when options under the Option Plan are granted, and, when necessary, to make decisions in relation to the Stock Option Plan. Each series of options granted receive the letter "C" followed by a number. For the year ended December 31, 2019, the series C4, C5 and C6 of the Option Plan were granted.

For each series of stock options granted under the Option Plan, the exercise price of the option is equivalent to 80% of the closing average price of the Company's preferred shares traded during twenty (20) days in B3 - Securities, Commodities and Futures prior to the date of the Committee meeting that decides upon the granting of the options ("Exercise Price").

Options granted to a Participant vest in a period of 36 (thirty six) months from the Grant Date ("Grace Period"), and may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) month as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.

Participants may exercise the options in full or in part, in one or more times, by the formalization of the exercise.

The options exercise price shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

Information on the plans are summarized below:

					2019
					Number of options (in thousands)
Series granted	Grant date	1st date of exercise	Exercise price at the grant date	Granted	Exercised	Cancelled	Expired	Outstanding
B3	05/30/2016	05/30/2019	0.01	823	(658)	(77)	(88)	-
C3	05/30/2016	05/30/2019	37.21	823	(640)	(110)	(73)	-
B4	05/31/2017	05/31/2020	0.01	537	(211)	(54)	-	272
C4	05/31/2017	05/31/2020	56.78	537	(209)	(55)	-	273
B3 -Tranche2	04/27/2018	05/30/2019	0.01	95	(95)	-	-	-
C3 -Tranche2	04/27/2018	05/30/2019	56.83	95	(95)	-	-	-
B5	05/31/2018	05/31/2021	0.01	594	(116)	(37)	-	441
C5	05/31/2018	05/31/2021	62.61	594	(115)	(38)	-	441
B6	05/31/2019	05/31/2022	0.01	434	(3)	(17)	-	414
C6	05/31/2019	05/31/2022	70.62	331	(2)	(17)	-	312
				4,863	(2,144)	(405)	(161)	2,153

Consolidated information of share-based payment plans – GPA

The Company implement two new share-based series in 2019, B6 and C6.

According to the terms of the plans, including B6 and C6 series, each option offers the participant the right to acquire a preferred share, with the same conditions of the preceding series. The plans will be exercisable in until 6 months after the end of the vesting period. The series are different, exclusive, in the exercise price of the options and in the existence or not of a restriction of selling after vesting.

According to the plans, the options granted in each of the series may represent maximum 0.7% of the total shares issued by the Company. For these new series 765 thousands options of shares were granted.

At December 31, 2019 there were 233 thousands treasury preferred shares which may be used upon exercised of the options granted in the plan. The preferred share market price was R$87.65 per share.

The table below shows the dilutive effect if all options granted were exercised:

	2019	2018

Number of shares	267,997	266,845
Balance of effective stock options granted	2,153	2,755
Maximum percentage of dilution	0.80%	1.03%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black & Scholes” taking into account the following assumptions for the series B4 and C4: (a) expectation of dividends of 0.57%, (b) expectation of volatility nearly 35.19% and (c) the weighted average interest rate without risk of 9.28% and 10.07%; (d) vesting period of 18 to 36 months.

The fair value of each option granted is estimated at the grant date using the option pricing model Black & Scholes, taking into account the following assumptions for the B5 and C5 series: (a) dividend expectation of 0.41%, (b) volatility expectation of nearly 36.52% and (c) the weighted average interest rate of 9.29%.

The fair value of each option granted is estimated at the grant date using the option pricing model Black & Scholes, taking into account the following assumptions for the B6 and C6 series: (a) dividend expectation of 0.67%, (b) volatility expectation of nearly 32.74% and (c) the weighted average interest rate of 7.32%.

The expectation of remaining average life of the series outstanding at December 31, 2019 is 1.50 year (1.25 year at December 31, 2018). The weighted average fair value of options granted at December 31, 2019 was R$56.41 (R$45.24 at December 31, 2018).

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2018
Granted during the period	1,378	30.91
Cancelled during the period	(229)	38.64
Exercised during the period	(697)	31.96
Expired during the period	(236)	68.62
Outstanding at the end of the period	2,755	26.03	1.37
Total to be exercised at December 31, 2018	2,755	26.03	1.37

At December 31, 2019
Granted during the period	765	30.55
Cancelled during the period	(126)	31.75
Exercised during the period	(1,080)	21.55
Expired during the period	(161)	16.74
Outstanding at the end of the period	2,153	30.25	1.50
Total to be exercised at December 31, 2019	2,153	30.25	1.50

The amounts recorded in the statement of operations, for the year ended December 31, 2019 were R$27 (R$20 as of December 31, 2018).

25.1.	Other comprehensive income

Foreign exchange variation of investment abroad

Cumulative effect of exchange gains and losses on the translation of assets, liabilities and profit (loss) denominated in Euros to Brazilian Reais, corresponding to the investment in subsidiary Cnova N.V and Colombian denominated in Pesos to Reais, corresponding to the investment by Sendas in the subsidiary Éxito. The effect was R$151 (R$26 on December 31, 2018).

25.2.	Governmental subsidy reserve

On June 29, 2018, and in December 2018, an extraordinary shareholders’ meeting approved Management’s proposal to transfer a total R$58 from the expansion reserve to the governmental subsidy reserve.

25.3.	Dividends and interests on own capital

Dividend distribution to the Group's shareholders is recognized as a liability at the year-end, based on the minimum mandatory dividends established by the Bylaws. Additional dividends are only recorded when approved by the Group’s Board of Directors.

The Company's Bylaws establish the minimum payment of 25% of profit for the year, which may be higher upon decision by the Board of Directors.

The Group may pay interest on own capital as remuneration calculated over the shareholders' equity accounts, observing the rate and limits determined by law.

On March 25, 2019, the interests on own capital related to 2018 profit, in the amount of R$192 was approved, of which R$0.747146155 per preferred share and R$0.67922378 per common share, paid on May 27, 2019.

In 2019, the Company's Board of Directors approved advances for the distribution of interests on own capital in the total gross amount of R$37, as detailed below:

On June 24, 2019 approved the value of R$37 being R$0.142512451 per preferred share and R$0.129556774 per common share, paid on August 29, 2019.

Company’s management has proposed dividends, considering the interest on own capital paid in a net amount of R$32 to its shareholders which was attributable to the minimum dividend and calculated as follows:

	Proposed dividends
	2019	2018
		Restated

Net income for the year	790	1,149
Legal reserve	(39)	(60)
Governmental subsidy reserve	-	(10)
Calculation basis of dividends	751	1,079
Mandatory minimum dividends – 25%	188	270
Additional dividends	-	11

Payment of interim dividends as interest on own capital, net of withholding taxes	(32)	(225)
Dividends payable	156	56